CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss) for the year	$ 112,211	$ (47,065)	$ (23,720)
Adjustments for:
Amortization, depreciation and depletion	5,712	6,732	11,951
Exchange differences on foreign currency transactions	(3,556)	1,038	(7,480)
(Gain) loss on short-term securities and securities at FVTPL	(3,856)	1	66
(Gain) loss on dispositions of subsidiaries	(25,771)	10,219	(2,585)
Impairment of available-for-sale securities			91
Reversal of impairment of hydrocarbon and resource properties and property, plant and equipment, net	(188,203)	(8,945)	(8,566)
Share-based compensation	69	2,876
Deferred income taxes	55,238	3,141	1,454
Market value decrease (increase) on commodity inventories	109	(400)	4,273
Interest accretion	373	412	471
Change in fair value of a loan payable measured at FVTPL	167
Credit losses	34,985	23,923	18,277
Write-offs of intangible assets and prepaid	2,129
Gains on settlements of liabilities	(9,502)	(3,779)
Loss on settlement	5,600
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Short-term cash deposits	197		39
Short-term securities	(1,050)		3,997
Receivables	10,264	30,188	(16,869)
Inventories	(1,429)	19,588	184,944
Restricted cash	(275)		624
Deposits, prepaid and other	70	8,361	24,661
Assets held for sale		12,636
Short-term bank borrowings	(1,621)	(34,513)	34,707
Account payables and accrued expenses	435	(26,513)	(124,528)
Income tax liabilities	(1,046)	21	(1,576)
Accrued pension assets, net of obligations		(54)	43
Other	1,559	(1,064)	(407)
Cash flows (used in) provided by operating activities	(7,191)	(3,197)	99,867
Cash flows from investing activities:
Purchases of securities	(1,199)
Purchases of property, plant and equipment, net	(198)	4,783	(198)
Acquisition of intangible assets		(765)
Proceeds from sales of investments, net		526	10,138
Proceeds from sales of investment property	1,018
Increase in loan receivables		(590)	(366)
Decrease in loan receivables		725	693
Acquisitions of subsidiaries, net of cash and cash equivalents acquired		(44)	(23,926)
Dispositions of subsidiaries, net of cash and cash equivalents disposed of	(825)	(8,384)	48,796
Other	(77)	255	345
Cash flows (used in) provided by investing activities	(1,281)	(3,494)	35,482
Cash flows from financing activities:
Debt repayment		(42,253)	(186,286)
Debt borrowing			20,694
Cash paid under the plan of arrangement		(43)
Shares issued to non-controlling interests		1,177
Return of capital to non-controlling interests	(52)
Dividends paid to non-controlling interests	(805)	(1,601)	(1,683)
Cash flows used in financing activities	(857)	(42,720)	(167,275)
Exchange rate effect on cash and cash equivalents	2,219	3,605	(37,540)
Decrease in cash and cash equivalents	(7,110)	(45,806)	(69,466)
Cash and cash equivalents, beginning of year	74,870	120,676	197,519
Cash and cash equivalents included in assets held for sale, net			(7,377)
Cash and cash equivalents, end of year	67,760	74,870	120,676
Supplemental cash flows disclosure (see Note 27)
Interest received	906	1,079	3,632
Dividends received	168		6
Interest paid	(1,198)	(4,575)	(14,533)
Income taxes paid	$ (2,626)	$ (2,029)	$ (3,317)